Accumulated Other Comprehensive Loss (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Accumulated Other Comprehensive Loss
Schedule of accumulated other comprehensive loss
(in millions) (brackets denote losses)	Foreign currency translation adjustments	Pension and post- employment benefits	Unrealized gains (losses) on marketable equity securities	Gains (losses) on hedging activities	Total
Balance as of December 31, 2012	$181	$(511)	$1	$(21)	$(350)
Other comprehensive income before reclassifications	(232)	—	(1)	9	(224)
Amounts reclassified from accumulated other comprehensive income	—	19	—	—	19
Net current-period other comprehensive income	(232)	19	(1)	9	(205)
Separation-related adjustments	241	(934)	—	11	(682)
Balance as of March 31, 2013	$190	$(1,426)	$—	$(1)	$(1,237)

as of December 31 (in millions) (brackets denote loss)	2012	2011

Cumulative foreign currency translation gain adjustments	$181	$8
Pension and other post-employment benefits	(511)	(65)
Cumulative unrealized gains on marketable equity securities	1	26
Cumulative losses/gains on derivative instruments designated as cash flow hedges	(21)	6

Accumulated other comprehensive loss	$(350)	$(25)

Schedule of the significant amounts reclassified out of each component of accumulated other comprehensive loss

Type of reclassification (brackets denote loss)	Amount reclassified from accumulated other comprehensive loss (in millions)	Affected line item in the condensed consolidated statement of earnings
Pension and post-employee benefits
Prior service costs	$1	(a)
Transition obligation	—	(a)
Actuarial losses	27	(a)
Total before tax	$28
Tax expense	(9)
Total reclassification for the three months ended March 31, 2013, net of tax	$19

(a) Components are included in computation of net periodic pension cost (see Note 10 for details)